UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04451
Name of Fund: Legg Mason Special Investment Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: March 31, 2006
Date of reporting period: March 31, 2006

Item 1. Report of Shareholders

Annual Report to Shareholders       1
To Our Shareholders,
   We are pleased to provide you with Legg Mason Special Investment Trust’s annual report for the year ended March 31, 2006.
   PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm, has completed its annual examination of the Fund, and audited financial statements for the fiscal year ended March 31, 2006, are included in this report.
   Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this Report. For more information about the Fund share classes included in the report, please contact your financial adviser.
   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial adviser will be happy to help you establish a dollar cost averaging account should you wish to do so.
Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President
May 19, 2006

2      Annual Report to Shareholders
Management’s Discussion of Fund Performance
Legg Mason Special Investment Trust, Inc.
   Average annual total returns for the Fund for various periods ended March 31, 2006, are presented below, along with those of some comparative indices:

Average Annual Total Returns
First
	Quarter	One	Five	Ten	Since
	2006	Year	Years	Years	InceptionA

Special Investment Trust:
Primary Class	+7.16%	+22.79%	+15.05%	+14.79%	+14.00%
Financial Intermediary Class	+7.36%	+23.75%	N/A	N/A	+20.69%
Institutional Class	+7.45%	+24.09%	+16.27%	+16.00%	+17.24%
S&P Mid-Cap 400 IndexB	+7.63%	+21.62%	+12.75%	+14.51%	+15.22%
Lipper Mid-Cap Core FundsC	+7.56%	+20.15%	+10.57%	+11.54%	+8.86%
NASDAQ CompositeD	+6.37%	+18.02%	+5.48%	+8.27%	+10.23%E
Russell Mid-Cap IndexF	+7.61%	+21.54%	+12.52%	+12.66%	+13.81%
S&P 500 Stock Composite IndexG	+4.21%	+11.73%	+3.97%	+8.95%	+12.01%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Financial Intermediary and Institutional Classes please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	The Fund’s Primary Class inception date is December 30, 1985. The Financial Intermediary Class inception date is July 30, 2004. The Institutional Class inception date is December 1, 1994. Index returns are for periods beginning December 31, 1985. It is not possible to invest in an index.

B	A market capitalization-weighted index, composed of 400 stocks, that is generally considered representative of mid-sized U.S. companies.

C	Average of the 328 funds comprising the Lipper universe of mid-cap core funds, defined as funds that invest at least 75 % of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap core funds have more latitude in the companies in which they invest. Mid-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Mid-Cap 400 Index.

D	A market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs.

E	This return does not include reinvestment of dividends and capital gain distributions.

F	Measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization, which represents approximately 35% of the total market capitalization of the Russell 1000 Index.

G	A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market.
N/A – Not applicable.

Annual Report to Shareholders       3
   For the fiscal year ended March 31, 2006 the S&P 500 Index gained 11.7%, while the S&P 400 Mid-Cap Index rose 21.6%, as the performance and valuation gaps between small- and mid-size companies versus that of large companies broadened relative to last year. By and large stocks performed well, as corporate profit margins are near all time highs and balance sheets are flush with cash. During the year, the economy was able to absorb a record setting hurricane season, continued uncertainty in the Middle East as well as an upward bias on both interest rates and energy prices.
   Legg Mason Special Investment Trust outperformed its benchmark, gaining 22.8% for the fiscal year ended March 31, 2006 versus the S&P 400 Mid-Cap Index’s gain of 21.6%. This positive performance materialized despite avoiding the energy sector for the second year in a row, as selective investments in basic materials, namely steel, as well as telecom and specialty healthcare contributed to the Fund’s gains. Additionally, the Fund made timely sales in the HMO sector, harvesting gains in stocks that drove performance in prior years, as valuations reached historical peak levels. Top contributors to the Fund’s performance during the fiscal year were telecom centric, as both NII Holdings and Level 3 Communications were up 105.1% and 151.5% respectively, while the Fund’s number one detractor was XM Satellite Radio, which declined 29.6% during the fiscal year.
Samuel M. Peters, CFA
Legg Mason Capital Management, Inc.
April 18, 2006

4      Annual Report to Shareholders
Expense Example
Legg Mason Special Investment Trust, Inc.
   As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on October 1, 2005, and held through March 31, 2006.
Actual Expenses
   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	10/1/05	3/31/06	10/1/05 to 3/31/06

Primary Class
Actual	$1,000.00	$1,113.80	$9.26
Hypothetical (5% return before expenses)	1,000.00	1,016.17	8.83
Financial Intermediary Class
Actual	$1,000.00	$1,118.20	$5.23
Hypothetical (5% return before expenses)	1,000.00	1,020.00	4.98
Institutional Class
Actual	$1,000.00	$1,119.70	$3.77
Hypothetical (5% return before expenses)	1,000.00	1,021.37	3.60

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 1.76%, 0.99%, and 0.71% for the Primary Class, Financial Intermediary Class and Institutional Class respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 365.

Annual Report to Shareholders       5
Performance Information
Legg Mason Special Investment Trust, Inc.
   The graphs on the following pages compare the Fund’s total returns to the S&P Mid-Cap 400 and the Russell Mid-Cap indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Financial Intermediary and Institutional Classes for the periods indicated. The line for the Fund represents the total return after deducting all fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

6      Annual Report to Shareholders
Performance Information — Continued
Growth of a $10,000 Investment — Primary Class
Periods Ended March 31, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+22.79%	+22.79%
Five Years	+101.60%	+15.05%
Ten Years	+297.16%	+14.79%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders       7
Growth of a $1,000,000 Investment — Financial Intermediary Class
Periods Ended March 31, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+23.75%	+23.75%
Life of Class*	+36.85%	+20.69%

* Inception date: July 30, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning July 31, 2004.

8      Annual Report to Shareholders
Performance Information — Continued
Growth of a $1,000,000 Investment — Institutional Class
Periods Ended March 31, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+24.09%	+24.09%
Five Years	+112.45%	+16.27%
Ten Years	+340.98%	+16.00%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders       9
Portfolio Composition (as of March 31, 2006)B
(As a percentage of the portfolio)
Top Ten Holdings (as of March 31, 2006)

% of
Security	Net Assets

Sprint Nextel Corporation	5.3%
The Bear Stearns Companies, Inc.	4.9%
Amazon.com, Inc.	4.7%
Republic Services, Inc.	4.7%
NII Holdings Inc.	4.6%
CNET Networks, Inc.	4.4%
AutoZone, Inc.	4.3%
Level 3 Communications, Inc.	4.1%
Investors Financial Services Corp.	3.7%
Expedia, Inc.	3.6%

B	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

10      Annual Report to Shareholders
Performance Information — Continued
Selected Portfolio PerformanceC

Strongest performers for the year ended March 31, 2006D

1.	Level 3 Communications, Inc.	+151.5%
2.	NII Holdings Inc.	+105.1%
3.	Cell Genesys, Inc.	+76.2%
4.	CNET Networks, Inc.	+50.5%
5.	Ceridian Corporation	+49.3%
6.	The Bear Stearns Companies, Inc.	+40.2%
7.	Manpower Inc.	+32.8%
8.	Republic Services, Inc.	+28.8%
9.	Amdocs Limited	+27.0%
10.	Accenture Ltd.	+26.0%

Weakest performers for the year ended March 31, 2006D

1.	XM Satellite Radio Holdings Inc.	-29.6%
2.	Expedia, Inc.E	-15.3%
3.	Sepracor Inc.	-15.0%
4.	Sears Holdings Corporation	-1.0%
5.	Amazon.com, Inc.	+6.6%
6.	AutoZone, Inc.	+16.3%
7.	DeVry, Inc.	+20.3%
8.	WellPoint Inc.	+23.5%
9.	Caremark Rx, Inc.	+23.6%
Portfolio Changes

Securities added during the 1st quarter 2006	Securities sold during the 1st quarter 2006

Activision, Inc.	AmeriCredit Corp.
Boston Scientific Corporation	Cincinnati Bell Inc.
Meritage Homes Corporation	Symantec Corporation
Take-Two Interactive Software, Inc.

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

D	Securities held for the entire year.

E	Acquired as the result of a spinoff from IAC/ InterActiveCorp. Performance is for the period 7/20/05 - 3/31/06.

Annual Report to Shareholders       11
Portfolio of Investments
Legg Mason Special Investment Trust, Inc.
March 31, 2006
(Amounts in Thousands)

	Shares	Value

Common Stocks and Equity Interests — 99.6%
Consumer Discretionary — 28.0%
Diversified Consumer Services — 2.1%
DeVry, Inc.	3,800	$86,526	A,B

Hotels, Restaurants and Leisure — 1.3%
International Speedway Corporation	1,100	55,990

Household Durables — 3.7%
Meritage Homes Corporation	1,200	65,952	B
The Ryland Group, Inc.	1,300	90,220

		156,172

Internet and Catalog Retail — 10.9%
Amazon.com, Inc.	5,400	197,154	B
Expedia, Inc.	7,522	152,461	B
IAC/InterActiveCorp	3,750	110,512	B

		460,127

Media — 4.0%
WPP Group plc	7,600	91,207
XM Satellite Radio Holdings Inc.	3,366	74,955	B

		166,162

Multiline Retail — 1.7%
Sears Holdings Corporation	535	70,758	B

Specialty Retail — 4.3%
AutoZone, Inc.	1,800	179,442	B

Financials — 15.2%
Capital Markets — 8.6%
Investors Financial Services Corp.	3,300	154,671	A
The Bear Stearns Companies, Inc.	1,500	208,050

		362,721

12      Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Special Investment Trust, Inc. — Continued

	Shares	Value

Financials — Continued
Insurance — 6.6%
Ambac Financial Group, Inc.	1,700	$135,320
Montpelier Re Holdings Ltd.	4,000	65,200
XL Capital Ltd.	1,200	76,932

		277,452

Health Care — 18.5%
Biotechnology — 2.6%
Cell Genesys, Inc.	3,500	27,930	A,B
CV Therapeutics, Inc.	1,800	39,744	B
ImClone Systems Incorporated	1,200	40,824	B

		108,498

Health Care Equipment and Supplies — 4.9%
Advanced Medical Optics, Inc.	2,500	116,600	B
Boston Scientific Corporation	3,836	88,413	B

		205,013

Health Care Providers and Services — 4.0%
Caremark Rx, Inc.	1,400	68,852	B
WellPoint Inc.	1,300	100,659	B

		169,511

Pharmaceuticals — 7.0%
Medicis Pharmaceutical Corporation	3,500	114,100	A
Sepracor Inc.	1,800	87,858	B
Shire Pharmaceuticals Group PLC	2,000	92,980

		294,938

Industrials — 6.8%
Commercial Services and Supplies — 6.8%
Manpower Inc.	1,601	91,545
Republic Services, Inc.	4,600	195,546

		287,091

Annual Report to Shareholders       13

	Shares	Value

Information Technology — 13.5%
Internet Software and Services — 4.4%
CNET Networks, Inc.	13,000	$184,730	A,B

IT Services — 4.2%
Accenture Ltd.	2,737	82,310
Ceridian Corporation	1,600	40,720	B
DST Systems, Inc.	954	55,275	B

		178,305

Software — 4.9%
Activision, Inc.	5,500	75,845	B
Amdocs Limited	1,500	54,090	B
Take-Two Interactive Software, Inc.	4,000	74,640	A,B

		204,575

Materials — 3.6%
Metals and Mining — 3.6%
United States Steel Corporation	2,500	151,700

Telecommunication Services — 14.0%
Diversified Telecommunication Services — 4.1%
Level 3 Communications, Inc.	33,000	170,940	B

Wireless Telecommunication Services — 9.9%
NII Holdings Inc.	3,300	194,601	B
Sprint Nextel Corporation	8,606	222,386

		416,987

Total Common Stocks and Equity Interests (Identified Cost — $2,749,892)		4,187,638

14      Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Special Investment Trust, Inc. — Continued

	Par	Value

Repurchase Agreements — 0.3%
Bank of America 4.75%, dated 3/31/06, to be repurchased at $6,158 on 4/3/06 (Collateral: $6,270 Federal Home Loan Bank notes, 4.75%, due 8/8/07, value $6,285)	$6,155	$6,155
J.P. Morgan Chase & Co. 4.70%, dated 3/31/06, to be repurchased at $6,158 on 4/3/06 (Collateral: $6,263 Fannie Mae notes, 4.75%, due 8/10/07, value $6,287)	6,156	6,156

Total Repurchase Agreements (Identified Cost — $12,311)		12,311

Total Investments — 99.9% (Identified Cost — $2,762,203)		4,199,949
Other Assets Less Liabilities — 0.1%		5,227

Net Assets — 100.0%		$4,205,176

A	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer.

B	Non-income producing.
See notes to financial statements.

Annual Report to Shareholders       15
Statement of Assets and Liabilities
Legg Mason Special Investment Trust, Inc.
March 31, 2006
(Amounts in Thousands)

Assets:
Investment securities at market value
Affiliated companies (Identified Cost $504,360)		$642,597
Non-affiliated companies (Identified Cost $2,245,532)		3,545,041
Short-term securities at value (Identified Cost — $12,311)		12,311
Receivable for fund shares sold		6,858
Receivable for securities sold		10,430
Dividend and interest income receivable		1,316
Other assets		11

Total assets		4,218,564
Liabilities:
Payable for fund shares repurchased	$7,351
Accrued management fee	2,323
Accrued distribution and services fees	3,148
Accrued expenses	566

Total liabilities		13,388

Net Assets		$4,205,176

Net assets consist of:
Accumulated paid-in-capital applicable to:
79,537 Primary Class shares outstanding		$2,153,909
1,368 Financial Intermediary Class shares outstanding		69,176
5,828 Institutional Class shares outstanding		232,041
Accumulated net investment loss		(56)
Undistributed net realized gain on investments and foreign currency transactions		312,360
Unrealized appreciation/(depreciation) of investments and foreign currency translations		1,437,746

Net Assets		$4,205,176

Net Asset Value Per Share:
Primary Class		$47.78

Financial Intermediary Class		$55.99

Institutional Class		$56.29

See notes to financial statements.

16      Annual Report to Shareholders
Statement of Operations
Legg Mason Special Investment Trust, Inc.
For the Year Ended March 31, 2006
(Amounts in Thousands)

Investment Income:
Dividends:
Affiliated companies	$478
Other dividends	11,941
Interest	1,684

Total income			$14,103
Expenses:
Management fee	26,305
Distribution and service fees:
Primary Class	35,099
Financial Intermediary Class	153
Audit and legal fees	145
Custodian fee	388
Directors’ fees and expenses	50
Registration fee	99
Reports to shareholders	244
Transfer agent and shareholder servicing expense:
Primary Class	1,720
Financial Intermediary Class	19
Institutional Class	17
Other expenses	197

	64,436
Less: Expenses reimbursed by adviser	(75)
Compensating balance credits	(1	)A

Total expenses, net of reimbursements and compensating balance credits			64,360

Net Investment Loss			(50,257)
Net Realized and Unrealized Gain on Investments:
Realized gain on investments and foreign currency transactions	738,472	B,C
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	114,344

Net Realized and Unrealized Gain on Investments			852,816

Change in Net Assets Resulting From Operations			$802,559

A	See Note 1, Compensating Balance Credits, in the notes to financial statements.

B	See Note 1, Commission Recapture, in the notes to financial statements.
C	Includes $2,810 of losses realized on the sale of shares of Affiliated Companies.
See notes to financial statements.

Annual Report to Shareholders       17
Statement of Changes in Net Assets
Legg Mason Special Investment Trust, Inc.
(Amounts in Thousands)

	For the Years Ended
	March 31,

	2006	2005

Change in Net Assets:
Net investment loss	$(50,257)	$(46,385)
Net realized gain on investments and foreign currency transactions	738,472	356,146
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	114,344	(193,218)

Change in net assets resulting from operations	802,559	116,543
Distributions to shareholders from net realized gain on investments:
Primary Class	(419,423)	(270,601)
Financial Intermediary Class	(6,949)	(1,053)
Institutional Class	(33,200)	(13,794)
Change in net assets from Fund share transactions:
Primary Class	129,154	155,171
Financial Intermediary Class	52,893	16,199
Institutional Class	87,955	34,530

Change in net assets	612,989	36,995
Net Assets:
Beginning of year	3,592,187	3,555,192

End of year	$4,205,176	$3,592,187

Accumulated net investment loss	$(56)	$—

See notes to financial statements.

18      Annual Report to Shareholders
Financial Highlights
Legg Mason Special Investment Trust, Inc.
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Years Ended March 31,

	2006	2005	2004	2003	2002

Net asset value, beginning of year	$43.93	$46.06	$29.28	$35.72	$31.83

Investment operations:
Net investment loss	(.61)	(.60)	(.51)	(.28)	(.33)
Net realized and unrealized gain/(loss) on investments	10.23	2.16	18.51	(4.96)	5.22

Total from investment operations	9.62	1.56	18.00	(5.24)	4.89

Distributions from net realized gain on investments	(5.77)	(3.69)	(1.22)	(1.20)	(1.00)

Total distributions	(5.77)	(3.69)	(1.22)	(1.20)	(1.00)

Net asset value, end of year	$47.78	$43.93	$46.06	$29.28	$35.72

Total return	22.79%	3.23%	61.72%	(14.84)%	15.48%
Ratios to Average Net Assets:A
Total expenses	1.76%	1.76%	1.78%	1.83%	1.79%
Expenses net of reimbursements, if any	1.76%	1.76%	1.78%	1.83%	1.79%
Expenses net of all reductions	1.76%	1.76%	1.78%	1.83%	1.79%
Net investment loss	(1.39)%	(1.37)%	(1.33)%	(.93)%	(1.00)%
Supplemental Data:
Portfolio turnover rate	37.9%	17.7%	14.7%	18.5%	36.6%
Net assets, end of year (in thousands)	$3,800,486	$3,366,869	$3,375,792	$1,968,420	$2,380,611

A	Total expenses reflect operating reimbursements expenses prior to any voluntary expense reimbursements and/or compensating balance credits. Expenses net of reimbursements reflect total expenses before compensating balance credits but net of any voluntary expense reimbursements. Expenses net of all reductions reflect expenses less any compensating balance credits and/or voluntary expense reimbursements.
See notes to financial statements.

Annual Report to Shareholders       19
Financial Intermediary Class:

	Year Ended	Period Ended
	March 31, 2006	March 31, 2005B

Net asset value, beginning of year	$50.25	$48.25

Investment operations:
Net investment loss	(.28)	(.21)
Net realized and unrealized gain on investments	11.79	5.40

Total from investment operations	11.51	5.19

Distributions from net realized gain on investments	(5.77)	(3.19)

Total distributions	(5.77)	(3.19)

Net asset value, end of year	$55.99	$50.25

Total return	23.75%	10.59%
Ratios to Average Net Assets:A
Total expenses	0.99%	1.05%
Expenses net of reimbursements, if any	0.99%	1.05%
Expenses net of all reductions	0.99%	1.05%
Net investment loss	(.62)%	(.66)%
Supplemental Data:
Portfolio turnover rate	37.9%	17.7%
Net assets, end of year (in thousands)	$76,619	$16,987

B	For the period July 30, 2004 (commencement of operations) to March 31, 2005.
See notes to financial statements.

20      Annual Report to Shareholders
Financial Highlights — Continued
Institutional Class:

	Years Ended March 31,

	2006	2005	2004	2003	2002

Net asset value, beginning of year	$50.36	$51.76	$32.47	$39.05	$34.35

Investment operations:
Net investment income/(loss)	(.17)	(.15)	(.12)	.04	.05
Net realized and unrealized gain/(loss) on investments	11.87	2.44	20.63	(5.42)	5.65

Total from investment operations	11.70	2.29	20.51	(5.38)	5.70

Distributions from net realized gain on investments	(5.77)	(3.69)	(1.22)	(1.20)	(1.00)

Total distributions	(5.77)	(3.69)	(1.22)	(1.20)	(1.00)

Net asset value, end of year	$56.29	$50.36	$51.76	$32.47	$39.05

Total return	24.09%	4.30%	63.40%	(13.91)%	16.69%
Ratio to Average Net Assets:A
Total expenses	0.72%	0.73%	0.75%	0.78%	0.76%
Expenses net of reimbursements, if any	0.71%	0.73%	0.75%	0.78%	0.76%
Expenses net of all reductions	0.71%	0.73%	0.75%	0.78%	0.76%
Net investment income/(loss)	(.35)%	(.33)%	(.30)%	0.11%	0.04%
Supplemental Data:
Portfolio turnover rate	37.9%	17.7%	14.7%	18.5%	36.6%
Net assets, end of year (in thousands)	$328,071	$208,331	$179,400	$90,532	$103,741

See notes to financial statements.

Annual Report to Shareholders       21
Notes to Financial Statements
Legg Mason Special Investment Trust, Inc.
(Amounts in Thousands)
1. Significant Accounting Policies:
   The Legg Mason Special Investment Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.
   The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to the active classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
Security Valuation
   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair values as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the difference could be material.

22      Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Special Investment Trust, Inc. — Continued
Security Transactions
   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the year ended March 31, 2006, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$1,450,992	$1,610,988
Foreign Currency Translation
   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
Repurchase Agreements
   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
Compensating Balance Credits
   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.
Commission Recapture
   The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the year ended March 31, 2006, the Fund received $310 in commission rebates.

Annual Report to Shareholders       23
Investment Income and Distributions to Shareholders
   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.
Other
   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
2. Federal Income Taxes:
   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
   Distributions during the years ended March 31, 2006 and 2005, were characterized as follows for tax purposes:

	For the Years Ended
	March 31,

	2006	2005

Ordinary income	$377	$—
Capital gains	459,195	285,448

Total distributions	$459,572	$285,448

24      Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Special Investment Trust, Inc. — Continued
   Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and March 31 of each year (“post-October loss”) as occurring on the first day of the following tax year.
   The tax basis components of net assets at March 31, 2006 were:

Unrealized appreciation	$1,488,135
Unrealized depreciation	(50,389)

Net unrealized appreciation/(depreciation)	1,437,746
Undistributed long-term capital gains	312,360
Other temporary difference	(56)
Paid-in capital	2,455,126

Net assets	$4,205,176

   For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2006, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss, commission recapture and currency transactions. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income	$50,201
Accumulated net realized gain/(loss)	(29,115)
Additional paid in capital	(21,086)
   At March 31, 2006, the cost of investments for federal income tax purposes was $2,762,203.
3. Transactions With Affiliates:
   The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets.

Annual Report to Shareholders       25
   On January 1, 2006, the advisory fee rate structure paid by the Fund to LMCM was revised as follows:

Fee rate prior to 1/1/06		Fee rate as of 1/1/06

Advisory		Advisory
Fee	Asset Breakpoint	Fee	Asset Breakpoint

1.00%	Up to $100 million	0.70%	Up to $2 billion
0.75%	$100 million — $1 billion	0.65%	In excess of $2 billion
0.65%	In excess of $1 billion
   The Fund’s agreement with LMCM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors. For the year ended March 31, 2006, LMCM reimbursed the Fund $75 for these expenses.
   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under a sub-administration agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.
   On December 1, 2005, Legg Mason Investor Services, LLC (“LMIS”) replaced Legg Mason Wood Walker, Inc. (“Legg Mason”) as distributor for the Fund. The compensation arrangements between the Fund and LMIS are identical to the previous arrangements between the Fund and Legg Mason. LMIS receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee

Primary Class	0.75%	0.25%
Financial Intermediary Class	N/A	0.25%
   The Fund paid no brokerage commissions to Legg Mason for Fund security transactions during the year ended March 31, 2006.
   LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $450 for the year ended March 31, 2006.
   LMCM, LMFA, LMIS, and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.
   Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

26      Annual Report to Shareholders
Notes to Financial Statements — Continued
Legg Mason Special Investment Trust, Inc. — Continued
4. Transactions With Affiliated Companies:
   An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the year ended March 31, 2006, of companies that are or were affiliated were:

	Affiliate	Purchased		Sold
	Value at					Dividend	Shares at	Value at	Realized
	3/31/05	Cost	Shares	Cost	Shares	Income	3/31/06	3/31/06	Gain/(Loss)

Cell Genesys, Inc.	$15,855	$—	—	$—	—	$—	3,500	$27,930	$—
CNET Networks, Inc.	122,720	—	—	—	—	—	13,000	184,730	—
DeVry, Inc.	98,384	—	—	34,347	1,400	—	3,800	86,526	(2,810)
Investors Financial Services Corp.	—	121,562	3,300	—	—	204	3,300	154,671	—
Medicis Pharmaceutical Corporation	—	104,765	3,500	—	—	273	3,500	114,100	—
Take-Two Interactive Software, Inc.	—	69,737	4,000	—	—	—	4,000	74,640	—

	$236,959	$296,064		$34,347		$477		$642,597	$(2,810)

5. Line of Credit:
   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended March 31, 2006.
6. Fund Share Transactions:
   At March 31, 2006, there were 200,000 shares authorized at $.001 par value for the Primary Class, 100,000 shares authorized at $.001 par value for the Financial Intermediary

Annual Report to Shareholders       27
Class, and 50,000 shares authorized at $.001 par value for the Institutional Class of the Fund. Share transactions were as follows:

	Primary Class		Financial Intermediary Class		Institutional Class

	Years Ended		Year Ended	Period Ended	Years Ended
	3/31/06	3/31/05	3/31/06	3/31/05A	3/31/06	3/31/05

Shares:
Sold	7,519	6,682	1,102	441	3,818	870
Reinvested	8,915	5,805	131	20	616	232
Repurchased	(13,530)	(9,144)	(203)	(123)	(2,743)	(431)

Net Change	2,904	3,343	1,030	338	1,691	671

Amount:
Sold	$346,938	$298,920	$56,755	$21,329	$202,556	$44,292
Reinvested	406,256	262,864	6,949	1,053	32,880	11,976
Repurchased	(624,040)	(406,613)	(10,811)	(6,183)	(147,481)	(21,738)

Net Change	$129,154	$155,171	$52,893	$16,199	$87,955	$34,530

A	For the period July 30, 2004 (commencement of operations) to March 31, 2005.

28      Annual Report to Shareholders
Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of
Legg Mason Special Investment Trust, Inc.:
   In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason Special Investment Trust, Inc. (hereafter referred to as the “Fund”) at March 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
May 19, 2006

Annual Report to Shareholders       29
Directors and Officers
   The table below provides information about each of the Fund’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, MD 21202.

Term of
Office and
Name, (Year of Birth)	Length of	Number of Funds
and Position with	Time	in Fund	Other	Principal Occupation(s)
Corporation	ServedA	Complex Overseen	Directorships Held	During the Past Five Years

INDEPENDENT DIRECTORSB:

Hearn, Ruby P. (1940) Director	Since 2004	Director/ Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non- profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. (1944) Lead Independent Director	Since 1985	Director/ Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. (1955) Director	Since 2002	Director/ Trustee of all Legg Mason funds consisting of 20 portfolios.	Chairman of the Board of Directors of Cap-a- Laige Ltd. (management company for charitable trust); Director of Cheyne Capital International Limited (investment advisory firm); Director of Cheyne Property Holdings Limited (real estate).	Retired. Director of Bermuda SMARTRISK (non- profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. (1944) Director	Since 1989	Director/ Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Chief Executive Officer of The Marrow Foundation (non-profit) since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

30      Annual Report to Shareholders
Directors and Officers — Continued

Term of
Office and
Name, (Year of Birth)	Length of	Number of Funds
and Position with	Time	in Fund	Other	Principal Occupation(s)
Corporation	ServedA	Complex Overseen	Directorships Held	During the Past Five Years

Mehlman, Arthur S. (1942) Director	Since 2002	Director/ Trustee of all Legg Mason funds consisting of 20 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 23 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm)(1972-2002).

O’Brien, G. Peter (1945) Director	Since 1999	Director/ Trustee of all Legg Mason funds consisting of 20 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 23 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Rowan, S. Ford (1943) Director	Since 2002	Director/ Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Consultant, Rowan & Blewitt, Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Sante Fe Institute (scientific research institute) since 1999.

Tarola, Robert M. (1950) Director	Since 2004	Director/ Trustee of all Legg Mason funds consisting of 20 portfolios	None	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (speciality chemicals) since 1999. Formerly: Chief Financial Officer of MedStar Health, Inc. (healthcare) (1996-1999); Partner, Price Waterhouse, LLP (accounting and auditing)(1984-1996).

INTERESTED DIRECTORSC :

Curley Jr., John F. (1939) Chairman and Director	Since 1985	Chairman and Director/ Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Chairman of the Board of all Legg Mason Funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998)(each a registered investment adviser).

Annual Report to Shareholders       31

Term of
Office and
Name, (Year of Birth)	Length of	Number of Funds
and Position with	Time	in Fund	Other	Principal Occupation(s)
Corporation	ServedA	Complex Overseen	Directorships Held	During the Past Five Years

Fetting, Mark R. (1954) President and Director	President and Director since 2001	President and Director/ Trustee of all Legg Mason funds consisting of 20 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 23 portfolios.	None	Senior Executive Vice President of Legg Mason, Inc., Director and/ or officer of various Legg Mason, Inc. affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:

Karpinski, Marie K. (1949) Vice President and Chief Financial Officer	Since 1985	Vice President and Chief Financial Officer of all Legg Mason funds consisting of 20 portfolios.	None	Vice President and Chief Financial Officer of all Legg Mason Funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc. and Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Western Asset Income Fund (2001-present), Western Asset Premier Bond Fund (2001-present), Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present).

Merz, Gregory T. (1958) Vice President and Chief Legal Officer	Since 2003	Vice President and Chief Legal Officer of all Legg Mason funds consisting of 20 portfolios.	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).

32      Annual Report to Shareholders
Directors and Officers — Continued

Term of
Office and
Name, (Year of Birth)	Length of	Number of Funds
and Position with	Time	in Fund	Other	Principal Occupation(s)
Corporation	ServedA	Complex Overseen	Directorships Held	During the Past Five Years

Olmert, Amy M. (1963) Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all Legg Mason funds consisting of 20 portfolios.	None	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Income Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

Hughes, Wm. Shane (1968) Treasurer	Since 2006	Treasurer of Legg Mason Equity Funds consisting of 13 portfolios.	None	Assistant Vice President of Legg Mason & Co., LLC and Manager, Funds Accounting, since 2005. Formerly: Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005) and Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (1997-2005), Assistant Treasurer Legg Mason Equity Funds (1999-2006).

Wachterman, Richard M. (1947) Secretary	Since 2004	Secretary of all Legg Mason funds consisting of 20 portfolios.	None	Associate General Counsel of Legg Mason, Inc. since 2004. Formerly: Managing Director, Victory Capital Management, Inc. (investment management)(1993-2003).

ADDITIONAL INFORMATION ABOUT THE FUND’S DIRECTORS
AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE
COMMISSION’S WEBSITE (http://www.sec.gov).

A	Officers of the Fund are elected to serve until their successors are elected and qualified. Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

B	Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).
C	Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Fund on the basis of their employment with the Fund’s investment adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc. the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

Annual Report to Shareholders       33
Board Consideration of the Fund’s Investment Advisory and Management Agreement
   At its November 2005 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Investment Advisory and Management Agreement between Legg Mason Capital Management, Inc. (the “Adviser”) and Legg Mason Special Investment Trust, Inc. (“Special Investment Trust”) (the “Agreement”). In voting to approve the continuation of the Agreement, the Board considered whether continuance would be in the best interest of Special Investment Trust, an evaluation largely based on the nature and quality of the services provided under the Agreement and the overall fairness of the Agreement to Special Investment Trust. In considering the Agreement, the Board did not identify any single factor or item of information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of the Agreement are reasonable and fair and that the continuation of the Agreement is in the best interest of Special Investment Trust.
   Prior to the Board action, the Independent Directors met as a committee to consider its recommendation as to continuance of the Agreement. As part of the process to consider the Agreement, legal counsel to Special Investment Trust requested certain information from the Adviser on behalf of the Independent Directors, and in response, the Adviser provided an extensive report that addressed specific factors designed to inform the Board’s consideration of the Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of the Agreement.
   The Independent Directors obtained a report on investment performance and expenses from an independent provider of investment company data and retained an independent consultant to assist them in their review and analysis of the Agreement. The Board also drew upon its long association with the Adviser and its personnel, its periodic meetings with the portfolio manager and other employees of the Adviser, and the Board members’ familiarity with the Adviser’s culture, and the manner in which it has sought to strengthen and enhance itself.
   With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Adviser’s personnel and its efforts to build and support a strong service team. The Board also considered the nature and quality of the Adviser’s investment process. In assessing performance, the Board compared Special Investment Trust’s returns to the average of appropriate Lipper categories, a specified benchmark index and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered Special Investment Trust’s performance in the context of the risk undertaken by the portfolio manager. The Board noted Special Investment Trust’s performance record and the measures that the Adviser was taking in an effort to maintain attractive long-term performance. The Board also considered the level of service provided by the Adviser and its affiliates to Special Investment Trust, including oversight of the transfer agent, the custodian, and preparation of regulatory filings. The Board considered

34      Annual Report to Shareholders
the Adviser’s procedures for executing portfolio transactions for Special Investment Trust. The Board also reviewed the Adviser’s report on its policies and procedures for the selection of brokers and dealers and on obtaining research from brokers.
   In determining whether the terms of the Agreement are reasonable and fair, the Board considered the terms and fee structure of the Agreement. In that connection, the Board considered the costs to the Adviser in providing services to Special Investment Trust and profitability for the Adviser and its affiliates from their overall association with Special Investment Trust. The Board reviewed information about the advisory fee schedule and overall expense ratio of Special Investment Trust and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Adviser in providing services to Special Investment Trust were shared with Special Investment Trust, the Board further noted that Special Investment Trust’s advisory fee structure provides for a reduction of the effective fee rate as asset levels increase; and that the Adviser agreed to a lower fee rate at certain asset levels. Finally, the Board considered other benefits accruing to the Adviser and its affiliates by virtue of their relationship to Special Investment Trust.
   After an evaluation of all material factors, including those in the foregoing discussion, the Board concluded that the continuation of the Agreement is in the best interest of Special Investment Trust.

38      Fund Information
Investment Adviser

Legg Mason Capital Management, Inc.
Baltimore, MD
Board of Directors

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola
Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Treasurer
Richard M. Wachterman, Secretary
Transfer and Shareholder Servicing Agent

Boston Financial Data Services
Braintree, MA
Custodian

State Street Bank & Trust Company
Boston, MA
Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP
Washington, DC
Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust
Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust
Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust
Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio
Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information about any of the Legg Mason funds, call your financial adviser, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS, P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services — Institutional For FI and I Class Shareholders P.O. Box 17635 Baltimore, MD 21297-1635 888-425-6432 www.lminstitutionalfunds.com
Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary
LMF-285 (3/06)

Item 2. Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Special Investment Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:
•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(b)	No response required.

(c)	Not applicable.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert

(a)	(1)	The Registrant’s Board of Directors have determined that the Registrant has at least one Audit Committee financial expert serving on its Audit Committee.

(a)	(2)	The Audit Committee’s financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accounting Fees and Services

(a)	Audit Fees

PricewaterhouseCoopers LLP Fiscal Year Ended March 31, 2005 — $24,000 Fiscal Year Ended March 31, 2006 — $25,200

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a).

There were no fees billed to the Registrant for assurance and related services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

PricewaterhouseCoopers LLP Fiscal Year Ended March 31, 2005 — $1,000 Fiscal Year Ended March 31, 2006 — $1,050

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

There were no fees billed to the Registrant for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a) through Item 4(c) above.

There were no fees billed to the Registrant for services not included in Items 4(a) through 4(c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee’s policy is to delegate to its chairperson the authority to preapprove items prior to the next meeting of the Committee. Such preapprovals are reported at the next quarterly meeting of the Audit Committee.

	(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)		The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)		Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

PricewaterhouseCoopers LLP Fiscal Year Ended March 31, 2005 — $302,596 Fiscal Year Ended March 31, 2006 — $277,065

(h)		The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants
     The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.
Item 6. Schedule of Investments
     The schedule of investments in securities of unaffiliated issuers is included in the annual report.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
     The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn.: Fund Secretary.

Item 11. Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)	File the exhibits listed below as part of this Form.
(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.
(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.
(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Special Investment Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date:  June 2, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date:  June 2, 2006
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.
Date:  June 1, 2006